Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (231,121)	$ 125,103
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	12,147	10,543
Changes in allowance for doubtful accounts	37,398	27,810
(Loss) gain on foreign currency transactions	6,229	(7,634)
Non cash operating lease expense	51,022	44,945
Non cash interest income	(1,885)
Changes in deferred tax assets	(5,321)	3,632
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	404,396	(1,017,278)
(Increase) decrease in other receivables	(38,533)	26,021
(Increase) decrease in prepaid expense	(22,204)	31,193
(Decrease) increase in accounts payable and accrued expenses	(764,222)	470,507
(Decrease) increase in VAT and other tax payable	(43,221)	16,488
Increase in operating lease liabilities	5,795	7,306
Increase in deferred income		1,886
Net Cash Used in Operating Activities	(589,520)	(259,478)
Cash Flows from Investing Activities:
Purchase of office equipment and software	(3,351)	(1,722)
Loan repayment received	7,730
Net Cash Provided by (Used in) Investing Activities	4,379	(1,722)
Cash Flows from Financing Activities:
Net Cash Provided by Financing Activities	0	0
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	6,964	(14,687)
Net decrease in cash, cash equivalents and restricted cash	(578,177)	(275,887)
Cash, cash equivalents, and restricted cash - beginning of the period	6,110,693	6,552,677
Cash, cash equivalents, and restricted cash - end of the period	5,532,516	6,276,790
Cash and cash equivalents	4,923,114	4,981,392
Restricted foreign currency	$ 609,402	$ 1,295,398